Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Hong Kong Profits Tax
- Current tax	$ 1,393	$ 4,630	$ 3,207	$ 3,282
- (Over) underprovision in prior years	704	(5)	(36)	(3)
Deferred tax (note 25)	(106)	(140)	(141)	(106)
Total	$ 1,991	$ 4,485	$ 3,030	$ 3,173